BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]

5) ACQUISITION OF NON-CONTROLLING INTERESTS

a) RBrasil Soluções S.A.

On September 2, 2016, the Company through its indirect subsidiary Atento Brasil S.A. acquired the control and 81.49%, of the shares of RBrasil Soluções S.A. (“RBrasil”), a leading provider of late-stage collection services in Brazil.

Put/Call options

As per the Shareholders' Agreement, the Company had a purchase option, where non-controlling shareholders irrevocably and irreversibly granted to the Company, through that instrument, the right, but not the obligation, at the sole discretion of the Company, to acquire all of their shares, and the non-controlling shareholders, through the exercise of that right, would be obliged to sell their shares to the Company ("call option"). The call option might be exercised by any controlling shareholder between January 1, 2019 and December 31, 2020. The Shareholders' Agreement also provided for a put option, where the non-controlling shareholders had the right, irrevocable and irreversible, but not the obligation, to sell all of their shares to the Company ("put option"). The put option might be exercised by non-controlling shareholders between January 1, 2019 and December 31, 2020.

On the basis of the above, the Company recognized as of September 2, 2016 a financial liability related to the potential for acquisition of non-controlling interest for an amount of 3,444 thousand Brazilian Reais (1,057 thousand U.S. dollars). The financial liability was initially recognized against specific reserve in equity. In the acquisition of non-controlling interest this reserve was reversed.

The exercise price of the call option would be determined by multiples, already defined in the Shareholders' Agreement, of the EBITDA of the year immediately prior to the exercise of the option, multiplied by the percentage of participation to be acquired.

On June 7, 2019, the Company acquired to the remaining interest of 18.51% of the shares of RBrasil.

The total amount paid for this acquisition was 1,738 thousand U.S. dollars

b) Nova Interfile Holding Ltda

On June 9, 2017, the Company through its indirect subsidiary Atento Brasil S.A. acquired the control and 50.00002% of Interfile Serviços de BPO Ltda. and 50.00002% of Interservicer – Serviços em Crédito Imobiliário Ltda, (“Interfile”) leading providers of BPO services and solutions, including credit origination, for the banking and financial services sector in Brazil.

Put/Call options

As per the Shareholders' Agreement, the Company had a purchase option, where non-controlling shareholders granted to Atento Brasil S.A., through that instrument, the right, to acquire all of their shares, and the non-controlling shareholders, through the exercise of that right, would be obliged to sell their shares to Atento Brasil S.A. ("call option"). The call option might be exercised by Atento Brasil S.A. between January 1, 2020 and April 15, 2020. The Shareholders' Agreement also provided for put options, where the non-controlling shareholders had the right, to sell partial or all of their shares to the Atento Brasil S.A. ("put options"). Many put options were understood by Management as protective clauses with remote possibility of being exercised. The assessment of the put options were made taking into account the following; (i) probability of occurrence; (ii) degree of importance (primary or secondary, in this case as term extension or acceleration of other options) and (iii) function: effective options or clauses protecting the parties.

Considering the valuation of the acquired entity and Management’s best estimates, the put option that would likely to be exercised by the non-controlling shareholders was between January 1, 2020 and April 15, 2020 – which was symmetrical with the call option. According to IAS 32, a parent must recognize a financial liability when it has an obligation to pay cash in the future to purchase the minority’s shares, even if the payment is conditional on the option being exercised by the holder.

The exercise price of the put option would be determined by multiples, already defined in the Shareholders' Agreement, of the EBITDA of the year immediately prior to the exercise of the option, multiplied by the percentage of participation to be acquired.

On the basis of the above, the Company recognized on June 9, 2017 a financial liability related to the potential acquisition of non-controlling interest of 74,401 thousand Brazilian Reais (22,474 thousand US dollars). The financial liability was recognized against specific reserve in equity, considering that these are transactions between shareholders. In the acquisition of non-controlling interest this reserve was reversed.

On May 17, 2019, the Company acquired to the remaining interest of 49.99998% of Interfile.

The total amount paid for this acquisition was 14,089 thousand U.S. dollars.